INCOME TAX (Tables)	12 Months Ended
Mar. 31, 2025
Income Taxes [Abstract]
Major items causing the income tax rate to differ from the Canadian statutory rate
Major items causing the Company’s income tax rate to differ from the Canadian statutory rate of approximately 26.5% are as follows:

	Year ended March 31,
	2025	2024
	$	$
Net loss before income taxes	(113,137)	(78,080)

Expected recovery at statutory rate	29,981	20,691
Non-capital losses acquired on acquisition of subsidiary	—	11,658
Share-based compensation	(10,497)	(3,680)
Share issuance costs	122	4,420
Difference between Canadian and foreign tax rates	(9,317)	(5,440)
Effect of exchange on unbooked deferred tax assets	351	(112)
Non-deductible expenses	(103)	(132)
Change in unrecognized deferred tax assets	(10,537)	(27,405)
Income tax recovery	—	—

Significant components of deferred tax assets
The significant components of the Company’s deferred tax assets resulting from temporary differences, unused tax credits and unused tax losses, that have not been included on the consolidated statement of financial position, are as follows:

As at	March 31, 2025	March 31, 2024
	$	$
Non-capital loss carryforwards - Canada	22,310	20,168
Non-capital loss carryforwards - United States	2,533	2,344
Non-capital loss carryforwards - Ireland	18,327	10,391
Non-capital loss carryforwards - United Kingdom	10,767	10,282
Deferred compensation	1,653	1,474
Research and Development expenditures	2,538	1,681
Share issuance costs	3,102	4,361
Depreciation/Capital cost allowance differences	15	7
	61,245	50,708
Valuation allowance	(61,245)	(50,708)
	—	—

Non-capital losses expiration	The non-capital losses expire as follows:

Year of expiry	$
2036	1
2037	62
2038	32
2039	115
2040	863
2041	21,856
2042	16,019
2043	10,704
2044	24,397
2045	10,105
84,154

Year of expiry	$
2040	1,053
2041	1,543
2042	4,979
2043	1,593
2044	1,425
2045	1,471
12,064
The non-capital losses in Ireland, stated in Canadian Dollars, expire as follows:

Year of expiry	$
2042	22,965
2043	23,017
2044	33,857
2045	57,875
137,714